Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0024 par value per share
Amount Registered | shares	1,704,208
Proposed Maximum Offering Price per Unit | $ / shares	3.09
Maximum Aggregate Offering Price	$ 5,266,002.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 727.24
Offering Note
(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the Registrant’s common stock, $0.0024 par value per share (the “Common Stock”) that becomes issuable under the Registrant’s 2023 Incentive Stock Plan (as amended through June 10, 2025) (the “2023 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

The total number of shares registered covers 1,691,967 shares of the Registrant’s Common Stock, which are issuable pursuant to the 2023 Plan.

The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.09, the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on October 16, 2025, which date is within five business days prior to the filing of this registration statement.